SECURED BORROWINGS, Future Minimum Principal Payments on Secured Borrowings (Details) - Secured Borrowings [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Secured Borrowings [Abstract]
Scheduled principal payments	$ 148,800
Future Minimum Principal Payments [Abstract]
2021	261,296
2022	171,216
2023	396,344
2024	128,776
2025	615,075
Thereafter	96,349
Future minimum principal payments due	$ 1,669,056	$ 1,717,483